Supplement to the
Fidelity® 500 Index Fund
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Manav Verma no longer serves as a portfolio manager of the fund.

Payal Gupta serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® 500 Index Fund is managed by Geode, a sub-adviser to the fund. Payal Gupta is a portfolio manager of the fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® 500 Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance within the Lipper℠ S&P 500® Index Funds. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® 500 Index Fund ($198,287 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® 500 Index Fund beneficially owned by Ms. Gupta was none.

U5I-U5AB-19-01 1.931020.111	August 23, 2019

Supplement to the
Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Manav Verma no longer serves as a portfolio manager of the funds.

Payal Gupta serves as a portfolio manager of the funds.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund are managed by Geode, a sub-adviser to each fund. Payal Gupta is a portfolio manager of each fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Extended Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index℠, Fidelity® International Index Fund’s relative pre-tax investment performance measured against the MSCI EAFE Index, and Fidelity® Total Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Extended Market Index Fund ($24,011 (in millions) assets managed), Fidelity® International Index Fund ($27,595 (in millions) assets managed), and Fidelity® Total Market Index Fund ($48,079 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® Extended Market Index Fund beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® International Index Fund beneficially owned by Ms. Gupta was none, and the dollar range of shares of Fidelity® Total Market Index Fund beneficially owned by Ms. Gupta was none.

SIF-IB-19-01 1.935052.111	August 23, 2019

Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Payal Gupta serves as a portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® Nasdaq Composite Index® Fund is managed by Geode, a sub-adviser to the fund. Payal Gupta is a portfolio manager of the fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Nasdaq Composite Index® Fund’s relative pre-tax investment performance measured against the Nasdaq Composite Index®. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Nasdaq Composite Index® Fund ($6,702 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® Nasdaq Composite Index® Fund beneficially owned by Ms. Gupta was none.

EIFB-19-02 1.807082.118	August 23, 2019

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ 500 Index Fund
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Manav Verma no longer serves as a portfolio manager of the fund.

Payal Gupta serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity Flex℠ 500 Index Fund is managed by Geode, a sub-adviser to the fund. Payal Gupta is a portfolio manager of the fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity Flex℠ 500 Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance within the Lipper℠ S&P 500® Index Funds. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Flex℠ 500 Index Fund ($663 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity Flex℠ 500 Index Fund beneficially owned by Ms. Gupta was none.

Z5IB-19-01 1.9885046.101	August 23, 2019

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Large Cap Value II Fund
June 5, 2019
STATEMENT OF ADDITIONAL INFORMATION

Anna Lester serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity Flex℠ Large Cap Value II Fund is managed by Geode, a sub-adviser to the fund. Anna Lester is a portfolio manager of the fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity Flex℠ Large Cap Value II Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Lester as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$9,598	$256	$61
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Fidelity Flex℠ Large Cap Value II Fund ($26 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity Flex℠ Large Cap Value II Fund beneficially owned by Ms. Lester was none.

FLVB-19-01 1.9896651.100	August 23, 2019